Annual Total Returns- JPMorgan Prime Money Market Fund (IM Shares) [BarChart] - IM Shares - JPMorgan Prime Money Market Fund - IM	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	0.11%	0.17%	0.09%	0.06%	0.12%	0.52%	1.12%	1.99%	2.34%	0.67%